Accounts Receivable from Customers accounted for 10% or more (Detail)	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Accounts receivable from customers	71.80%	71.50%
E
Concentration Risk [Line Items]
Accounts receivable from customers	18.80%
F
Concentration Risk [Line Items]
Accounts receivable from customers	14.20%
G
Concentration Risk [Line Items]
Accounts receivable from customers	14.10%
H
Concentration Risk [Line Items]
Accounts receivable from customers	13.40%
I
Concentration Risk [Line Items]
Accounts receivable from customers	11.30%
J
Concentration Risk [Line Items]
Accounts receivable from customers		31.10%
K
Concentration Risk [Line Items]
Accounts receivable from customers		22.00%
L
Concentration Risk [Line Items]
Accounts receivable from customers		18.40%